AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 25, 2012.

No. 811-22624

No. 333-177651

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒

(Check appropriate box or boxes)

NORTHERN LIGHTS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Emile R. Molineaux

 (Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (402) 895-1600

Name and Address of Agent for Service:	With a copy to:
The Corporation Trust Company	Stacy L. Fuller
Corporate Trust Center	K&L Gates LLP
1209 Orange Street	1601 K Street NW
Wilmington, DE 19801	Washington, D.C. 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that the filing will become effective:

  X

immediately upon filing pursuant to paragraph (b)

on ___________ pursuant to paragraph (b)

 __

60 days after filing pursuant to paragraph (a)(1)

 __

on  __________  pursuant to paragraph (a)(1)

          75 days after filing pursuant to paragraph (a)(2)

 __

on  ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__

this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge and State of New York, on the 25th  day of April, 2012.

Arrow Dow Jones Global Yield ETF

By:	/s/ Andrew Rogers
Title: Andrew Rogers

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Rogers	President	April 25, 2012
Andrew Rogers

/s/ Kevin E. Wolf	Treasurer	April 25, 2012
Kevin E. Wolf

/s/Robert S. Andrialis*	Trustee	April 25, 2012
Robert S. Andrialis

/s/John McClure*	Trustee	April 25, 2012
John McClure

/s/Thomas T. Sarkany*	Trustee	April 25, 2012
Thomas T. Sarkany

/s/Joseph Barrato	Trustee	April 25, 2012
Joseph Barrato

*By: /s/ Stacy L. Fuller
Stacy L. Fuller
*Pursuant to Power of Attorney

Exhibit Index

Index No.

Description of Exhibits

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase